Income Tax (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure of Income Tax [Line Items]
Tax loss carryforwards	$ 254,907
2017
Disclosure of Income Tax [Line Items]
Tax loss carryforwards	$ 58,710
Year of expiration / maturity	2027
2018
Disclosure of Income Tax [Line Items]
Tax loss carryforwards	$ 196,197
Year of expiration / maturity	2028